CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (DEFICIT) (USD $) In Thousands, unless otherwise specified	Total	Additional Paid in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2008	$ (242,628)	$ 209,908	$ (446,993)	$ (5,543)
Comprehensive income (loss)
Net income (loss)	(76,752)	0	(76,752)	0
Currency translation	4,709	0	0	4,709
Minimum pension liability for actuarial gain (loss), net of tax	1,158	0	0	1,158
Comprehensive (loss) income	(70,885)
Tax payments on behalf of parent	0
Other	31	31	0	0
Balance at Dec. 31, 2009	(313,482)	209,939	(523,745)	324
Comprehensive income (loss)
Net income (loss)	27,667	0	27,667	0
Currency translation	1,639	0	0	1,639
Minimum pension liability for actuarial gain (loss), net of tax	(740)	0	0	(740)
Comprehensive (loss) income	28,566
Non-cash equity contribution by affiliate	114,929	114,929	0	0
Contributions and repurchase of equity, net	(550)	(550)	0	0
Tax payments on behalf of parent	(1,532)	(1,532)	0	0
Repurchase of equity	(1,183)	(1,183)	0	0
Other	164	164	0	0
Balance at Dec. 31, 2010	(173,088)	321,767	(496,078)	1,223
Comprehensive income (loss)
Net income (loss)	(84,507)	0	(84,507)	0
Currency translation	(691)	0	0	(691)
Minimum pension liability for actuarial gain (loss), net of tax	(6,600)	0	0	(6,600)
Comprehensive (loss) income	(91,798)
Tax payments on behalf of parent	0
Repurchase of equity	(12,866)	(12,866)	0	0
Other	430	430	0	0
Balance at Dec. 31, 2011	$ (277,322)	$ 309,331	$ (580,585)	$ (6,068)